UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income
Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Asset-Backed Securities	Par (000)	Value

Asset-Backed Securities — 0.7%
First Franklin Mortgage Loan Trust, Series 2005-FF02, Class M2, 0.82%, 3/25/35 (a)	$1,267	$1,265,356
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.59%, 10/25/35 (a)	1,875	1,634,758
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	31	32,487
Series 1996-20G, 7.70%, 7/01/16	40	41,437
Series 1996-20H, 7.25%, 8/01/16	47	48,129
Series 1996-20K, 6.95%, 11/01/16	91	95,070
Series 1997-20C, 7.15%, 3/01/17	43	44,780

		3,162,017

Interest Only Asset-Backed Securities — 0.1%
Small Business Administration, Series 2000-1, 1.00%, 4/01/15	579	5,067
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	2,530	174,722
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	4,024	271,616

		451,405

Total Asset-Backed Securities — 0.8%		3,613,422

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.9%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18	28	28
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	397	381,326
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.43%, 10/25/35 (a)	2,313	2,104,729
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.33%, 8/25/23 (a)	43	48,182
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	661	689,644

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.52%, 8/25/34 (a)	$966	$969,762

		4,193,671

Commercial Mortgage-Backed Securities — 0.5%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,611,165

Interest Only Collateralized Mortgage Obligations — 0.7%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.00%, 5/25/33 (a)	24,991	178,459
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	617	164,509
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	4	202
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	2,794	28
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	63,039	157,220
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	6,912	76,682
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	217	26,164
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	211	13,575
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.04%, 3/20/35 (a)	33,505	539,218
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 4.60%, 8/25/36 (a)	15,910	1,968,828
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	36,358	4

		3,124,889

Principal Only Collateralized Mortgage Obligations — 0.2%
Countrywide Home Loan Mortgage Pass-Through Trust (d):
Series 2003-J5, 0.00%, 7/25/33	195	171,108

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (concluded)
Series 2003-J8, 0.00%, 9/25/23	$118	$102,895
Drexel Burnham Lambert CMO Trust, Class 1 (d):
Series K, 0.00%, 9/23/17	2	2,036
Series V, 0.00%, 9/01/18	2	2,042
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36 (d)	499	335,027
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24 (d)	6	5,130
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35 (d)	209	147,989

		766,227

Total Non-Agency Mortgage-Backed Securities — 2.3%		10,695,952

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.5%
Federal Housing Administration:
USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	3,490	3,366,596
Reilly Projects, Series 41, 8.28%, 3/01/20	111	109,216
Resolution Funding Corp., 0.00%, 4/15/30 (d)	13,000	8,122,114

		11,597,926

Collateralized Mortgage Obligations — 63.6%
Fannie Mae Mortgage-Backed Securities:
Series 2014-28, Class BD, 3.50%, 1/25/42 - 8/25/43	24,047	25,309,650
Series 2011-117, Class CP, 4.00%, 12/25/40 - 11/25/41	17,410	19,238,420
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000	48,661,380
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000	11,244,900
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264	13,668,056
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,044	4,715,280
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	179	214,499
Series 2005-73, Class DS, 17.15%, 8/25/35 (a)	1,318	1,642,956

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1991-87, Class S, 26.27%, 8/25/21	$19	$28,084
Series G-49, Class S, 1,018.65%, 12/25/21 (a)	—(e)	570
Series G-17, Class S, 1,064.90%, 6/25/21 (a)	92	1,461
Series G-33, Class PV, 1,078.42%, 10/25/21	93	793
Series G-07, Class S, 1,127.06%, 3/25/21 (a)	—(e)	1,807
Series 1991-46, Class S, 2,483.45%, 5/25/21 (a)	52	3,480
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 2.98%, 1/25/28 (a)	1,314	1,372,156
Series 4242, Class PA, 3.50%, 5/15/41	8,780	9,236,646
Series 4016, Class BX, 4.00%, 11/15/40 - 9/15/41	26,292	28,259,338
Series 4316, Class VB, 4.50%, 8/15/32 - 3/15/34	20,787	23,099,541
Series 3856, Class PB, 5.00%, 5/15/41	10,000	11,707,450
Series 2927, Class BZ, 5.50%, 5/15/23 - 2/15/35	10,953	12,010,565
Series 2542, Class UC, 6.00%, 12/15/22	3,053	3,372,171
Series 0040, Class K, 6.50%, 8/17/24	175	196,914
Series 2218, Class Z, 8.50%, 3/15/20 - 3/15/30	2,945	3,461,318
Series 0173, Class R, 9.00%, 11/15/21	5	5
Series 0075, Class R, 9.50%, 1/15/21	—(e)	1
Series 0173, Class RS, 9.60%, 11/15/21 (a)	—(e)	6
Series 2861, Class AX, 10.57%, 9/15/34 (a)	41	43,884
Series 1160, Class F, 39.51%, 10/15/21 (a)	10	19,791
Series 0075, Class RS, 52.79%, 1/15/21 (a)	—(e)	1
Series 1057, Class J, 1,008.00%, 3/15/21	41	498
Series 0192, Class U, 1,009.03%, 2/15/22 (a)	1	21
Series 0019, Class R, 16,321.96%, 3/15/20 (a)	2	416

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	$19,300	$20,221,170
Series 2011-88, Class PY, 4.00%, 1/20/39 - 6/20/41	51,891	55,194,990
Series 2004-89, Class PE, 6.00%, 10/20/34	554	584,199
Series 1996-5, Class Z, 7.00%, 5/16/26	293	329,104

		293,841,521

Interest Only Collateralized Mortgage Obligations — 3.7%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	166	5,831
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	104	3,941
Series 2013-45, Class EI, 4.00%, 2/25/27 - 4/25/43	22,903	2,615,117
Series 2010-74, Class DI, 5.00%, 12/25/39	11,353	916,696
Series 1997-90, Class M, 6.00%, 1/25/28	2,408	426,924
Series 1999-W4, 6.50%, 12/25/28	166	24,957
Series 2011-124, Class GS, 6.54%, 3/25/37 (a)	15,570	2,039,202
Series 1993-199, Class SB, 7.34%, 10/25/23 (a)	176	13,293
Series 089, Class 2, 8.00%, 10/25/18	2	177
Series 007, Class 2, 8.50%, 4/25/17	1	123
Series G92-05, Class H, 9.00%, 1/25/22	23	1,868
Series 094, Class 2, 9.50%, 8/25/21	1	226
Series 1990-136, Class S, 19.92%, 11/25/20 (a)	6,470	9,002
Series 1991-139, Class PT, 648.35%, 10/25/21	111	1,047
Series 1991-099, Class L, 930.00%, 8/25/21	49	554
Series 1990-123, Class M, 1,009.50%, 10/25/20	10	126
Series G92-12, Class C, 1,016.90%, 2/25/22	89	785
Series G-10, Class S, 1,090.34%, 5/25/21 (a)	256	6,867
Series G-12, Class S, 1,157.46%, 5/25/21 (a)	175	3,523

U.S. Government Sponsored Agency Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	$71	$787
Series 3744, Class PI, 4.00%, 1/15/35 - 6/15/39	40,075	3,985,375
Series 4026, 4.50%, 4/15/32	4,928	785,045
Series 2611, Class QI, 5.50%, 9/15/32	1,328	121,605
Series 1043, Class H, 44.30%, 2/15/21 (a)	4,979	9,505
Series 1054, Class I, 867.93%, 3/15/21 (a)	38	746
Series 0176, Class M, 1,010.00%, 7/15/21	16	292
Series 1056, Class KD, 1,084.50%, 3/15/21	27	387
Series 1148, Class E, 1,178.61%, 10/15/21 (a)	71	1,350
Series 0200, Class R, 197,903.19%, 12/15/22 (a)	1	640
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.32%, 12/16/39	2,520	358,366
Series 2011-52, Class MJ, 6.50%, 4/20/41	14,644	2,786,079
Series 2011-52, Class NS, 6.52%, 4/16/41	16,314	2,910,113

		17,030,549

Mortgage-Backed Securities — 76.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43	28,090	28,424,792
3.50%, 10/01/42 - 12/01/44 (f)	34,501	35,995,773
4.00%, 1/01/41 - 9/01/42	32,361	34,605,703
4.50%, 8/01/25 - 12/01/44 (f)	98,810	108,425,915
5.00%, 1/01/23 - 10/01/41	61,199	68,077,412
5.50%, 12/01/29 - 10/01/39 (f)	35,736	39,548,518
5.97%, 8/01/16	2,920	3,123,470
6.00%, 12/01/44 (f)	21,800	24,708,512
6.50%, 12/01/37 - 10/01/39	10,127	11,519,695
7.50%, 2/01/22	—(e)	60
9.50%, 1/01/19 - 9/01/19	2	1,780
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	182	184,739
2.55%, 10/01/34 (a)	198	199,059

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
3.14%, 11/01/17 (a)	$1	$1,431
Freddie Mac Mortgage-Backed Securities (concluded):
5.00%, 2/01/22 - 4/01/22	304	327,774
9.00%, 9/01/20	17	18,426
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	115	122,452
8.00%, 10/15/22 - 8/15/27	50	54,515
9.00%, 4/15/20 - 9/15/21	3	4,205

		355,344,231

Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities, 0.00%, 2/25/21 - 3/25/32 (d)	420	393,249
Freddie Mac Mortgage-Backed Securities, 0.00%, 11/15/22 - 11/15/28 (d)	773	739,257

		1,132,506

Total U.S. Government Sponsored Agency Securities — 147.0%		678,946,733

U.S. Treasury Obligations
U.S. Treasury Notes:
1.50%, 10/31/19	2,325	2,324,819
1.00%, 11/30/19	2,965	2,891,106
1.50%, 11/30/19	2,295	2,293,924
1.63%, 11/15/22	780	756,966
2.50%, 5/15/24	1,440	1,480,612

Total U.S. Treasury Obligations — 2.1%		9,747,427

Total Long-Term Investments (Cost — $696,085,875) — 152.2%		703,003,534

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	14,139,411	$14,139,411

	Par (000)

Credit Suisse Securities (USA) LLC, 0.06%,Open (Purchased on 9/17/13 to be repurchased at $837,054, collateralized by U.S. Treasury Bond, 2.75%, 11/15/42, par and fair value of $917,000 and $859,688, respectively)	$837	837,000

Total Short-Term Securities (Cost — $14,976,411) — 3.3%		14,976,411

Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $711,062,286) — 155.5%		717,979,945

Borrowed Bonds

U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(887,269)

Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%		(887,269)

TBA Sale Commitments (f)

Fannie Mae Mortgage-Backed Securities:
4.50%, 12/01/29-12/01/44	8,600	(9,188,251)
5.00%, 12/01/29-12/01/44	13,200	(14,619,041)

Total TBA Sale Commitments (Proceeds — $23,756,480) — (5.2)%		(23,807,292)

Total Investments, Net of TBA Sale Commitments (Cost — $686,463,459*) — 150.1%		693,285,384
Liabilities in Excess of Other Assets — (50.1)%		(231,411,707)

Net Assets — 100.0%		$461,873,677

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$711,106,833

Gross unrealized appreciation		$30,809,310
Gross unrealized depreciation		(24,023,088)

Net unrealized depreciation		$6,873,112

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	Amount is less than $500.
(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation/Depreciation

Bank Of America Securities LLC	$(3,769,750)	$(11,156)
Credit Suisse Securities (USA) LLC	$(5,162,697)	$3,693
Deutsche Bank Securities, Inc.	$7,562,578	$55,156
JPMorgan Securities Inc.	$30,290,411	$159,551
Goldman Sachs & Co.	$2,928,884	$13,200
Morgan Stanley & Co. Inc.	$3,281	$(188)

(g)	Represents the current yield as of report date.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,012,499	6,126,912	14,139,411	$1,124

Portfolio Abbreviations

CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

Citibank N.A.	0.22%	11/12/14	1/14/15	$101,807,000	$101,818,199
CS First Boston	0.22%	11/12/14	1/14/15	78,925,000	78,933,682
BNP Paribas S.A.	0.09%	7/7/14	Open	2,831,575	2,832,608
CS First Boston	0.12%	9/7/14	Open	16,380,000	16,384,095
Total				$199,943,575	$199,968,584

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

(839)	Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	$119,662,375	$(1,523,355)
(165)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$20,962,734	(186,961)
(144)	2-Year U.S. treasury Note	Chicago Board of Trade	March 2015	$31,556,250	(41,344)
(41)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	$10,225,656	(49,989)
(41)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$10,223,863	(54,009)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	$2,989,200	(7,523)
(12)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	$2,977,500	(2,423)
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	$2,970,750	352
37	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	$5,950,063	43,895
93	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$11,112,773	48,463

Total					$(1,772,894)

•	Centrally cleared interest rate swaps outstanding as of November 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

0.46%	3-month LIBOR	Chicago Mercantile	6/11/15	$100	$111

•	OTC interest rate swaps outstanding as of November 30, 2014 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

4.88%	3-month LIBOR	UBS AG	3/21/15	$25,000	$351,111	—	$351,111
4.87%	3-month LIBOR	Goldman Sachs Bank USA	1/25/16	$5,500	280,700	—	280,700
2.81%	3-month LIBOR	Citibank N.A.	2/06/16	$20,000	567,168	—	567,168
5.72%	3-month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	$5,400	447,864	—	447,864
4.31%	3-month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(6,705,877)	—	(6,705,877)
3.43%	3-month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	$6,000	535,430	$(177,101)	712,531
5.41%	3-month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	$9,565	2,249,131	—	2,249,131
Total					$(2,274,473)	$(177,101)	$(2,097,372)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,162,016	$451,406	$3,613,422
Non-Agency Mortgage-Backed Securities	—	8,111,196	2,584,756	10,695,952
U.S. Government Sponsored Agency Securities	—	675,469,853	3,476,880	678,946,733
U.S. Treasury Obligations	—	9,747,427	—	9,747,427
Short-Term Securities:
Borrowed Bond Agreement	—	837,000	—	837,000
Short-Term Investment Fund	$14,139,411	—	—	14,139,411
Liabilities:
Investments:
Investments Sold Short	—	(887,269)	—	(887,269)
TBA Sale Commitments	—	(23,807,292)	—	(23,807,292)
Total	$14,139,411	$672,632,931	$6,513,042	$693,285,384

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$92,710	$4,608,616	—	$4,701,326

Liabilities:
Interest rate contracts	(1,865,604)	(6,705,877)	—	(8,571,481)

Total	$(1,772,894)	$(2,097,261)	—	$(3,870,155)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$165,999	—	—	$165,999
Cash pledged for Financial futures contracts	1,898,000	—	—	1,898,000
Cash pledged as collateral for centrally cleared swaps	10,000	—	—	10,000
Cash pledged as collateral for TBA commitments	56,000	—	—	56,000
Cash pledged as collateral for over-the-counter swaps	7,000,000	—	—	7,000,000
Liabilities:
Cash recieved as collateral for TBA commitments	—	$695,390	—	695,390
Cash recieved as collateral for over-the-counter swaps	—	5,260,000	—	5,260,000
Reverse repurchase agreement	—	(199,968,584)	—	(199,968,584)
Total	$9,129,999	$(194,013,194)	—	$(184,883,195)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	8

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2014	$626,872	$2,708,549	$3,612,672	$6,948,093
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(614,667)	—	(3,114)	(617,781)
Net realized gain (loss)	—	7	(3,204)	(3,197)
Net change in unrealized appreciation/depreciation[1,2]	439,201	(123,792)	(17,623)	297,786
Purchases	—	—	—	—
Sales	—	(7)	(111,851)	(111,858)
Closing Balance, as of November 30, 2014	$451,406	$2,584,757	$3,476,880	$6,513,043
Net change in unrealized appreciation/depreciation on investments held as of November 30, 2014[2]	$439,201	$(123,792)	$(17,623)	$297,786

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of November 30, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2014	9

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: January 22, 2015